Derivative Instruments (Narrative) (Details) $ in Thousands, R$ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2017 BRL (R$) instrument	Apr. 30, 2017 USD ($) instrument	Sep. 30, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 31, 2017 instrument	Mar. 29, 2016 BRL (R$) instrument	Mar. 29, 2016 USD ($) instrument
Derivative [Line Items]
Interest				$ 53,206	$ 76,605	$ 64,229
Forward Contracts [Member]
Derivative [Line Items]
Net collections (payments) to derivative instrument hedges				(1,236)	(1,307)	2,306
Cross-Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Number of instruments held | instrument							3
Percentage of principal and interest collections hedged (as a percent)							73.00%
Interest				6,163	2,795
Call Spread [Member]
Derivative [Line Items]
Number of instruments held | instrument	2	2
Coupon-only Swap [Member]
Derivative [Line Items]
Interest				1,390
Total Equity Return Swap [Member] | Class A Shares Of Common Stock [Member]
Derivative [Line Items]
Settlement payment for share reductions			$ 9,681
JP Morgan Chase Bank, N.A. [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Payments for derivative instrument				2,689
Deferred amount in accumulated other comprehensive income				677
Derivatives Designated As Hedging Instruments [Member] | Forward Contracts [Member]
Derivative [Line Items]
Notional amount outstanding				24,397
Not Designated as Hedging Instrument [Member] | Forward Contracts [Member]
Derivative [Line Items]
Payments for derivative instrument				1,156
Subsidiaries [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Percentage of principal and interest collections hedged (as a percent)	50.00%	50.00%
Subsidiaries [Member] | Call Spread [Member]
Derivative [Line Items]
Percentage of principal and interest collections hedged (as a percent)	50.00%	50.00%
Subsidiaries [Member] | Coupon-only Swap [Member]
Derivative [Line Items]
Percentage of principal and interest collections hedged (as a percent)	50.00%	50.00%
Subsidiaries [Member] | Secured Loan Agreement [Member]
Derivative [Line Items]
Loss on derivative				2,570	6,519
Interest expense				2,570	6,519	$ 0
Subsidiaries [Member] | Secured Loan Agreement [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Number of instruments held | instrument								5	5
Interest		$ 900
Notional amount of derivative								R$ 613.9	$ 167,300
Payments for derivative instrument	R$ 122.7	$ 39,100
Accrued interest				6,921	18,177
Loss on derivative				6,921	18,177
Interest expense				$ 9,491	$ 24,696
Subsidiaries [Member] | CDI [Member] | Secured Loan Agreement [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Basis point spread on variable rate (as a percent)								4.50%	4.50%